Taxes (Details) - Schedule of (Loss) Income Before Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Loss Before Income Taxes [Abstract]
Mainland China	$ 2,878,314	$ 4,350,067	$ 17,366,634
Non- mainland China	(4,721,679)	(3,580,421)	(9,682,434)
(Loss) income before income taxes, total	$ (1,843,365)	$ 769,646	$ 7,684,200